Fair Value Measurements - Carrying Values and Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
ASSETS
Securities available-for-sale	$ 615,657		$ 509,425		$ 452,266
FHLB and other restricted stock	18,995		13,629		15,315
LIABILITIES
Junior subordinated debt securities	45,619		45,619		90,619	90,619
Carrying Value [Member]
ASSETS
Cash and due from banks, including interest-bearing deposits	143,831	[1]	108,356	[1]	337,711
Securities available-for-sale	615,657	[1]	509,425	[1]	452,266
Loans held for sale	3,126	[1]	2,136	[1]	22,499
Portfolio loans, net of unearned income	3,801,189	[1]	3,566,199	[1]	3,346,622
Bank owned life insurance	61,794	[1]	60,480	[1]	58,619
FHLB and other restricted stock	18,995	[1]	13,629	[1]	15,315
Trading securities held in a Rabbi Trust	3,286	[1]	2,864	[1]	2,223
Mortgage servicing rights	2,792	[1]	2,919	[1]	2,106
LIABILITIES
Deposits	3,901,101	[1]	3,672,308	[1]	3,638,428
Securities sold under repurchase agreements	23,084	[1]	33,847	[1]	62,582
Short-term borrowings	265,000	[1]	140,000	[1]	75,000
Long-term borrowings	20,042	[1]	21,810	[1]	34,101
Junior subordinated debt securities	45,619	[1]	45,619	[1]	90,619
Carrying Value [Member] | Interest Rate Swaps [Member]
ASSETS
Derivative financial assets	12,125	[1]	13,698	[1]	23,748
LIABILITIES
Derivative financial liabilities	12,103	[1]	13,647	[1]	23,522
Carrying Value [Member] | Interest Rate Lock Commitments [Member]
ASSETS
Derivative financial assets	187	[1]	85	[1]	467
Carrying Value [Member] | Forward Sale Contracts [Member]
ASSETS
Derivative financial assets			34	[1]
LIABILITIES
Derivative financial liabilities	10	[1]			48
Fair Value Measurements [Member]
ASSETS
Cash and due from banks, including interest-bearing deposits	143,831		108,356		337,711
Securities available-for-sale	615,657		509,425		452,266
Loans held for sale	3,167		2,139		22,601
Portfolio loans, net of unearned income	3,764,172		3,538,072		3,347,602
Bank owned life insurance	61,794		60,480		58,619
FHLB and other restricted stock	18,995		13,629		15,315
Trading securities held in a Rabbi Trust	3,286		2,864		2,223
Mortgage servicing rights	2,977		3,143		2,106
LIABILITIES
Deposits	3,903,211		3,673,624		3,643,683
Securities sold under repurchase agreements	23,084		33,847		62,582
Short-term borrowings	265,000		140,000		75,000
Long-term borrowings	21,022		22,924		36,235
Junior subordinated debt securities	45,619		45,619		90,619
Fair Value Measurements [Member] | Level 1 [Member]
ASSETS
Cash and due from banks, including interest-bearing deposits	143,831		108,356		337,711
Securities available-for-sale	179		202		140
Trading securities held in a Rabbi Trust	3,286		2,864		2,223
Fair Value Measurements [Member] | Level 2 [Member]
ASSETS
Securities available-for-sale	615,478		509,223		451,826
Bank owned life insurance	61,794		60,480		58,619
Fair Value Measurements [Member] | Level 3 [Member]
ASSETS
Securities available-for-sale					300
Loans held for sale	3,167		2,139		22,601
Portfolio loans, net of unearned income	3,764,172		3,538,072		3,347,602
FHLB and other restricted stock	18,995		13,629		15,315
Mortgage servicing rights	2,977		3,143		2,106
LIABILITIES
Deposits	3,903,211		3,673,624		3,643,683
Securities sold under repurchase agreements	23,084		33,847		62,582
Short-term borrowings	265,000		140,000		75,000
Long-term borrowings	21,022		22,924		36,235
Junior subordinated debt securities	45,619		45,619		90,619
Fair Value Measurements [Member] | Interest Rate Swaps [Member]
ASSETS
Derivative financial assets	12,125		13,698		23,748
LIABILITIES
Derivative financial liabilities	12,103		13,647		23,522
Fair Value Measurements [Member] | Interest Rate Swaps [Member] | Level 2 [Member]
ASSETS
Derivative financial assets	12,125		13,698		23,748
LIABILITIES
Derivative financial liabilities	12,103		13,647		23,522
Fair Value Measurements [Member] | Interest Rate Lock Commitments [Member]
ASSETS
Derivative financial assets	187		85		467
Fair Value Measurements [Member] | Interest Rate Lock Commitments [Member] | Level 2 [Member]
ASSETS
Derivative financial assets	187		85		467
Fair Value Measurements [Member] | Forward Sale Contracts [Member]
ASSETS
Derivative financial assets			34
LIABILITIES
Derivative financial liabilities	10				48
Fair Value Measurements [Member] | Forward Sale Contracts [Member] | Level 2 [Member]
ASSETS
Derivative financial assets			34
LIABILITIES
Derivative financial liabilities	$ 10				$ 48

[1]	As reported in the Consolidated Balance Sheets